Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2017
Common Stock and Additional Paid-in Capital
Common Stock and Additional Paid-in Capital:

12.Common Stock and Additional Paid-in Capital:

Net Loss Attributable to Dryships Inc. and Transfers to the Non-controlling Interest

The following table represents the effects of any changes in Dryships’ ownership interest in a subsidiary on the equity attributable to the shareholders of Dryships.

	Year Ended December 31,
	2015	2016	2017

Net loss attributable to Dryships Inc.	$(2,847,061)	$(198,686)	$(42,544)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(49,444)	-	-

Net transfers to the non-controlling interest	(49,444)	-	-

Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(2,896,505)	$(198,686)	$(42,544)

Issuance of common shares

On December 23, 2016, the Company entered into an agreement (the “2016 Purchase Agreement”) with Kalani Investments Limited (the “Investor”), an entity organized in the British Virgin Islands that is not affiliated with the Company, under which the Company could sell up to $200,000 of its common stock to Investor over a period of 24 months, subject to certain limitations, and receive up to an aggregate of $1,500 of shares of our common stock as a commitment fee in consideration for entering into the 2016 Purchase Agreement. Proceeds from any sales of common stock were used for general corporate purposes. Kalani had no right to require any sales and was obligated to purchase the common stock as directed by the Company, subject to certain limitations set forth in the agreement. As of January 31, 2017, the Company completed the sale to the Investor of the full $200,000 worth of shares of its common stock under the 2016 Purchase Agreement, which then automatically terminated in accordance with its terms. Between the date of the 2016 Purchase Agreement, December 23, 2016, and January 30, 2017, the Company sold an aggregate of 32,681 shares (71,864,590 before the effect of the reverse stock splits) of common stock to the Investor, out of which 263 common shares (844,335 before the effect of the reverse stock splits) were commitment fees for entering into the 2016 Purchase Agreement.

On February 17, 2017, the Company entered into a common stock purchase agreement (the “February 2017 Purchase Agreement”) with the Investor. The February 2017 Purchase Agreement provided that, upon the terms and subject to the conditions set forth therein, the Investor was committed to purchase up to $200,000 worth of shares of the Company’s common stock over the 24-month term of the purchase agreement and receive up to an aggregate of $1,500 of shares of our common stock as a commitment fee in consideration for entering into the February 2017 Purchase Agreement. As of March 17, 2017, the Company completed the sale to the Investor of the full $200,000 worth of shares of common stock under the February 2017 Purchase Agreement, which then automatically terminated in accordance with its terms. Between the date of the February 2017 Purchase Agreement, February 17, 2017, and March 16, 2017, the Company sold an aggregate 118,165 shares of its common stock (115,801,710 before the effect of the reverse stock splits) to the Investor, out of which 872 common shares (854,631 before the effect of the reverse stock splits) were commitment fees for entering into the February 2017 Purchase Agreement.

On April 3, 2017, the Company entered into a common stock purchase agreement (the “April 2017 Purchase Agreement”) with the Investor. The April 2017 Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, the Investor was committed to purchase up to $226,400 worth of shares of the Company’s common stock over the 24-month term of the April 2017 Purchase Agreement and receive up to an aggregate of $1,500 of shares of the Company’s common stock as a commitment fee in consideration for entering into the April 2017 Purchase Agreement.

On August 11, 2017, the Company terminated the April 2017 Purchase Agreement. Between the date of the April 2017 Purchase Agreement, April 3, 2017, and August 10, 2017, the Company has sold an aggregate of 31,392,280 shares of its common stock (123,998,456 before the effect of the reverse stock splits) to the Investor, out of which 42,630 common shares (879,711 before the effect of the reverse stock splits) were commitment fees for entering into the April 2017 Purchase Agreement for a total proceeds of $193,598.

On August 11, 2017, the Company’s Audit Committee approved a Term Sheet pursuant to which the Company sold 36,363,636 of the Company’s common shares to entities that may be deemed to be beneficially owned by its Chairman and CEO, Mr. George Economou, for an aggregate consideration of $100,000 at a price of $2.75 per share. The Private Placement closed on August 29, 2017, when the Company issued an aggregate 36,363,636 shares of its common stock to SPII, Sierra and Mountain, entities that may be deemed to be beneficially owned by Mr. Economou (Note 3). The Company did not receive cash proceeds from the Private Placement.

Pursuant to the Term Sheet, the Audit Committee also approved a Rights Offering that commenced on August 31, 2017 and allowed the Company’s shareholders to purchase their pro rata portion of up to $100,000 of the Company’s common shares at a price of $2.75 per share. In connection with the Rights Offering, on August 29, 2017, Sierra also entered into a Backstop Agreement to purchase from the Company, at $2.75 per share, the number of shares of common stock offered pursuant to the Rights Offering that were not issued pursuant to existing shareholders’ exercise in full of their rights. On October 4, 2017 and following the closing of the rights’ subscription, the Company issued 36,363,636 shares of its common stock, of which 305,760 shares were issued to existing eligible shareholders and 36,057,876 shares were issued to Sierra as per the Backstop Agreement. The Company received $841 from the subscribed shareholders. Regarding the common shares issued to Sierra, the Company did not receive any cash proceeds (Note 3).

Issuance of preferred shares

On June 8, 2016, the Company, entered into a Securities Purchase Agreement with an institutional investor for the sale of 5,000 newly designated Series C Convertible Preferred Shares, warrants to purchase 5,000 Series C Convertible Preferred Shares and 0 common shares (310 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits). The securities were issued to the investor through a registered direct offering. The total net proceeds from the offering, after deducting offering fees and expenses, were approximately $5,000. The Company further received $5,000 due to the exercise of all warrants, and the total proceeds were $10,000. The Series C Convertible Preferred Stock accrued cumulative dividends on a monthly basis at an annual rate of 8%. Such accrued dividends were payable in shares of common stock or in cash at the Company’s option, or in a combination of cash and common shares.

On July 6, 2016, August 3, 2016, September 1, 2016, October 5, 2016 and November 4, 2016, the Company issued 0 (70 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits), 0 (17 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits), 0 (278 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7reverse stock splits), 0 (328 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7reverse stock splits) and 0 (339 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7reverse stock splits) shares of Common stock, respectively, as dividend to the holders of our Series C Convertible Preferred shares.

As of November 18, 2016, the 5,000 Series C Convertible Preferred Shares issued on June 15, 2016 and their respective $400 dividends have been converted to 29 common shares (28,697 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) and, the 5,000 of the Series C Convertible Preferred Shares issued on August 10, 2016 due to the exercise of the respective warrants, and their respective $344 dividends have been converted to 152 common shares (149,187 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits).

On September 9, 2016, the Company entered into an agreement to convert $8,750 of the outstanding balance of the Revolving Credit Facility with Sifnos (Note 3) into 29 Series D Preferred shares (29,166 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company. Each preferred share had 100,000 votes and was not convertible into common stock of the Company. The 29 Series D Preferred shares (29,166 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) were issued on September 13, 2016.

On November 16, 2016, the Company entered into a Securities Purchase Agreement with the Investor for the sale of 20,000 newly designated Series E-1 Convertible Preferred Shares, preferred warrants to purchase 30,000 Series E-1 Convertible Preferred Shares, preferred warrants to purchase 50,000 newly designated Series E-2 Convertible Preferred Shares, prepaid warrants to initially purchase an aggregate of 47 common shares (46,609 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits - with the number of common shares issuable subject to adjustment as described therein), and 0 common shares (13 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits). The total gross proceeds from the sale of the securities and the exercise of the preferred warrants were $100,000. The Series E1 and E2 Convertible Preferred Shares were entitled to receive dividends which could be paid by the Company in shares of common stock or cash or a combination of cash and common shares and which were cumulative and accrued and compounded monthly.

As of December 31, 2016, the initial 20,000 Series E-1 Convertible Preferred Shares, which were issued on November 21, 2016, and their respective $1,400 dividends were converted to 873 common shares (856,352 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7reverse stock splits). Also, as of December 31, 2016, all preferred warrants were exercised and the 80,000 preferred shares were issued and together with their respective $5,551 dividends were converted to 3,153 common shares (3,090,405 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits). Finally, all prepaid warrants have been exercised and in this respect, 45 common shares (44,822 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) were issued.

On August 29, 2017, following the closing of the Private Placement, all outstanding shares of Series D Preferred Stock (which carried 100,000 votes per share) that Sifnos held were forfeited. An amount of $2,805, being the difference between the carrying value of the Series D Preferred Stock as of the forfeiture date and their fair value, was classified under the respective “Stockholders’ Contribution” (Note 3).

Treasury stock

On September 9, 2017, 3 shares (3,009 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company’s common stock, held as treasury stock, were retired. As of December 31, 2017, the Company did not hold any treasury stock.

Reverse stock splits

On February 22, 2016, the Reverse Stock Split Committee of the Company resolved to effect a 1-for-25 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on March 11, 2016.

On July 29, 2016, the Board of Directors of the Company also determined to effect a 1-for-4 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on August 15, 2016.

On October 27, 2016, the Reverse Stock Split Committee of the Company determined to effect a 1-for-15 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on November 1, 2016.

On January 18, 2017, the Board of Directors of the Company determined to effect a 1-for-8 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on January 23, 2017.

On April 6, 2017, the Company determined to effect a 1-for-4 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on April 11, 2017.

On May 2, 2017, the Company determined to effect a 1-for-7 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on May 11, 2017.

On June 16, 2017, the Company determined to effect a 1-for-5 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on June 22, 2017.

On July 18, 2017, the Company determined to effect a 1-for-7 reverse stock split of its common shares. The reverse stock split occurred, and the Company’s common stock began trading on a split adjusted basis on the Nasdaq Capital Market, as of the opening of trading on July 21, 2017.

All previously reported share and per share amounts have been restated to reflect the reverse stock splits.

Dividends

On February 27, 2017, the Company’s Board of Directors decided to initiate a new dividend policy. Under this policy, the Company expects to pay a regular fixed quarterly dividend of $2,500 to the holders of common stock. In addition, at its discretion, the Board may decide to pay additional amounts as dividends each quarter depending on market conditions and the Company’s financial performance, over and above the fixed amount.

On February 27, 2017, the Company’s Board of Directors declared a quarterly dividend of $2,500 with respect to the quarter ended December 31, 2016 to the shareholders of record as of March 15, 2017. The dividend was paid on March 30, 2017.

On April 11, 2017, the Company’s Board of Directors declared a quarterly dividend of $2,500 with respect to the quarter ended March 31, 2017 to the shareholders of record as of May 1, 2017. The dividend was paid on May 12, 2017.

On July 7, 2017, the Company’s Board of Directors declared a quarterly dividend of $2,500 with respect to the quarter ended June 30, 2017 to the shareholders of record as of July 20, 2017. The dividend was paid on August 2, 2017.

On October 16, 2017, the Company’s Board of Directors declared a quarterly dividend of $2,500 with respect to the quarter ended September 30, 2017 to the shareholders of record as of October 27, 2017. The dividend was paid on November 13, 2017.

On February 6, 2018, the Company’s Board of Directors declared a quarterly dividend of $2,500 with respect to the quarter ended December 31, 2017 to the shareholders of record as of February 20, 2018. The dividend was paid on March 6, 2018 (Note 19).